UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 200
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		September 30, 2001

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	58,061

ISSUER          	   CLASS   CUSIP           VALUE          SHS         INVEST    VOTG
                                     	   (X1000)                    DISCRET   AUTH
Abgenix              Com     00339B107          2,874          126,600    sole    sole
Accrue Software      Com     00437w102            175          793,600    sole    sole
Adam.com             Com     00547m101            237          115,400    sole    sole
Aegis Comm           Com     00760b105            401        1,603,100    sole    sole
Lumenis              Com     010824782            988           49,225    sole    sole
Argonaut Tech        Com     040175101          1,186          334,073    sole    sole
Blue Rhino           Com     095811105          2,940          864,800    sole    sole
Butler Intl          Com     12364105              37           20,600    sole    sole
Carrier One          Com     144500303            104          580,000    sole    sole
Conductus            Com     206784100            683          198,000    sole    sole
Datum                Com     238208102            869           78,900    sole    sole
Ivanhoe Energy       Com     465790103          9,838        5,965,742    sole    sole
Digital Courier Tech Com     253838106            108          698,000    sole    sole
Ditech Comm          Com     25500M103            537          127,800    sole    sole
E-Loan               Com     26861P107          1,376          935,800    sole    sole
Eloquent             Com     290140102             22           25,000    sole    sole
Esperion Thera       Com     29664r106            949          127,400    sole    sole
Exact Sciences       Com     30063p105          1,436          155,100    sole    sole
Gartner              Com     366651107          1,358          150,000    sole    sole
Genomica             Com     37243q101            173           68,700    sole    sole
GenStar Thera        Com     37248d105            671          238,700    sole    sole
Gymboree             Com     403777105          2,208          339,700    sole    sole
HealthCentral.com    Com     42221v106             38           51,300    sole    sole
Healthgrades.com     Com     42222R104             13          157,000    sole    sole
Illumina             Com     452327109            429           66,000    sole    sole
Interlinq Software   Com     458753100            401          195,800    sole    sole
Juno Lightning       Com     482047206          2,321          256,500    sole    sole
Level 3 Comm         Com     52729n100            889          235,300    sole    sole
MPSI Systems         Com     553412206             56          225,838    sole    sole
Metromedia Intl      Com     591695101            791          658,950    sole    sole
Microcide Pharma     Com     595018102            256           81,600    sole    sole
Netro                Com     64114R109            786          291,000    sole    sole
Netsolve             Com     64115j106          1,718          150,000    sole    sole
Opta Food            Com     68381n105            517          382,700    sole    sole
PYR Energy           Com     693677106          1,411          762,500    sole    sole
Persistence Software Com     715329108            148          737,750    sole    sole
Pharmacopeia         Com     71713B104          1,581          122,000    sole    sole
Selectica            Com     816288104            601          250,300    sole    sole
Sentex Sensing Tech  Com     817268105             35          815,960    sole    sole
Sirius Satellite RadiCom     82966u103            990          275,800    sole    sole
Sonus                Com     835691106          2,138          994,300    sole    sole
Stamps.com           Com     852857101          1,370          550,000    sole    sole
Syntroleum           Com     871630109            997          212,600    sole    sole
Tularik Inc          Com     899165104          2,074          112,600    sole    sole
U.S. Global InvestorsCl A    902952100            346          384,459    sole    sole
Universal Access     Com     913363107            172          232,200    sole    sole
V-One                Com     918278102            347          357,642    sole    sole
ValueClick           Com     92046n102            812          394,000    sole    sole
Vsource              Com     92908B105             19          134,342    sole    sole
Wireless Facilities  Com     97653A103            447          100,000    sole    sole
WorldPort Comm       Com     98155j105            616        1,400,275    sole    sole
China Yuchai         Com     g21082105            119          395,501    sole    sole
Fresh Del Monte      Ord     g36738105          5,934          457,900    sole    sole
Sina.com             Ord     G81477104            521          477,816    sole    sole
